Segment information and revenue (Other Profit and Loss Disclosures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Depreciation and amortisation	¥ (1,813,298)	¥ (1,965,708)	¥ (1,827,139)
Impairment loss	(291,626)	(617,369)	33,346
Inventory write-down	(525,269)	(150,883)	(220,888)
Petroleum products [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(928,687)	(975,492)	(917,637)
Impairment loss	0	(94,420)	0
Inventory write-down	(37,900)	(782)	(138,537)
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(414,999)	(523,484)	(465,425)
Impairment loss	(215,355)	(297,632)	(55,204)
Inventory write-down	(248,518)	(136,694)	(15,418)
Resins and plastics [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(106,845)	(86,183)	(138,204)
Impairment loss	(25,102)	(61,242)	0
Inventory write-down	(134,138)	(168)	(26,382)
Synthetic fibers [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(140,885)	(132,091)	(78,030)
Impairment loss	(51,160)	(135,683)	88,550
Inventory write-down	(104,713)	(13,239)	(39,657)
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(35,345)	(39,125)	(19,938)
Impairment loss	0	0	0
Inventory write-down	0	0	(788)
Others [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(186,537)	(209,333)	(207,905)
Impairment loss	(9)	(28,392)	0
Inventory write-down	¥ 0	¥ 0	¥ (106)